CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 1,080	$ 1,402	$ 1,226
Investment securities available for sale not other-than-temporarily impaired:
Gains (losses) arising during the year	90	(18)	(130)
Income tax effect	31	(6)	(44)
Net gains (losses)	59	(12)	(86)
Gains recognized in earnings	(46)	(4)
Income tax effect	(16)	(1)
Net gains recognized in earnings	(30)	(3)
Unrealized holding gains (losses) on investment securities available for sale not other-than-temporarily impaired, net of tax	89	(9)	(86)
Investment securities held to maturity other-than-temporarily impaired:
Total losses	(4)	(303)
Losses recognized in earnings	(12)	(131)
Gains (losses) recognized in comprehensive income	8	(172)
Income tax effect	3	(58)
Net gains (losses) recognized in comprehensive income	5	(114)
Accretion of other comprehensive loss on other- than-temporarily impaired securities held to maturity	831	855	752
Income tax effect	282	290	255
Net accretion	549	565	497
Unrealized holding gains on other-than-temporarily impaired securities held to maturity, net of tax	554	451	497
Net current-period other comprehensive income (loss)	643	442	411
NET COMPREHENSIVE INCOME	$ 1,723	$ 1,844	$ 1,637